Capital Stock (Share-Based Compensation Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		$ 85.6	$ 77.1	$ 56.3
Total share-based compensation expense		88.5	79.5	78.5
Tax impact	[1]	(29.6)	(28.0)	(28.6)
Reduction in net income		58.9	51.5	49.9
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		43.1	42.5	31.0
Restricted Share Units and Other Share-based Compensation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		36.2	34.0	25.0
Share Appreciation Rights (SARs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		6.3	0.6	0.3
Equity Awards
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Impact of accelerated vesting on stock options and restricted share units	[2]	2.9	2.4	0.0
Annual Bonus Plan | Restricted Share Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Impact of accelerated vesting on stock options and restricted share units	[3]	$ 0.0	$ 0.0	$ 22.2

[1]	Represents the income tax benefit recognized in the statements of income for share-based compensation arrangements.
[2]	Represents the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	Represents the impact of immediately vested stock awards granted as part of the Company's annual bonus program, and issued in lieu of cash bonuses.